Bank borrowings	12 Months Ended
Dec. 31, 2020
Debt Instruments [Abstract]
Bank Borrowings

17Bank borrowings

	As of December 31,
	2019	2020
1-year revolving loans denominated in RMB at interest rates ranging from 4.50% to 5.22% (2019: 4.76% to 5.22%) per annum	9,636	5,584
Half-year revolving loan denominated in RMB at interest rates ranging from 3.45% to 6.35% (2019: 4.75% to 7.00%) per annum	9,851	35,104
1-year revolving loan denominated in US$ at interest rates ranging from (2019: 2.76% to 2.90%) per annum	8,584	-
Revolving service trade loan denominated in HK$ at interest rates ranging from 4.03% to 4.43% (2019: 6.01% to 6.35%) per annum	2,780	3,999
Rollover period revolving loan denominated in US$ at an interest rate of 4.59% (2019: 6.01%) per annum	6,000	1,000
3-month revolving loan denominated in RMB at an interest rate of 3.25% per annum	-	10,353
	36,851	56,040

Note:

(i)	Corporate guarantee by the Company, certain bank deposits and accounts receivable of the Group are provided as pledge to secure the obligations under the facilities from certain banks.
(ii)

Out of the total banking facilities of US$76,746 and US$121,708 available to the Group as of December 31, 2019 and 2020, respectively, US$36,851 and US$56,040 have been utilized by the Group as of December 31, 2019 and 2020, respectively.

(iii)

As of December 31, 2019 and 2020, no financial covenants ((i)minimum monthly adjusted quick ratio, (ii) gearing ratio, and (iii) minimum quarterly earnings before interest, tax, depreciation and amortization (“EBITDA”) as defined in the banking facilities agreements) as set out in these loan agreements were breached.

The weighted average interest rate for bank borrowings outstanding as of December 31, 2019 and 2020 was 5.17% and 4.19% per annum, respectively. Other than those shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2020.